PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) $ in Thousands, $ in Millions			1 Months Ended					12 Months Ended						156 Months Ended
	May 15, 2012 USD ($)	Jan. 08, 2008 USD ($)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) employee claim	Jun. 30, 2006	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($) claim	Dec. 31, 2011 CAD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006	Dec. 31, 2014 claim	Dec. 31, 2016 USD ($)	Dec. 18, 2014 USD ($)	Jan. 31, 2010 USD ($)
Disclosure of other provisions [line items]
Provisions								$ 2,534,000	$ 2,022,000						$ 1,947,000
Tender offer, exchange ratio							1.5714
Various other legal claims
Disclosure of other provisions [line items]
Provisions								249,000
Other legal claims
Disclosure of other provisions [line items]
Provisions								$ 249,000	$ 202,000						$ 202,000
Canada | Other legal claims
Disclosure of other provisions [line items]
Damages sought										$ 1,000
Italy | Other legal claims
Disclosure of other provisions [line items]
Estimate of possible loss																$ 27,000
Business combination, expected amount																	$ 106,000
Italy | Bottom of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought				$ 47,000								$ 16,000
Italy | Top of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought				$ 68,000								$ 27,000
Luxembourg | Significant Shareholder
Disclosure of other provisions [line items]
Damages sought		$ 216,000
Luxembourg | Other legal claims
Disclosure of other provisions [line items]
Number of claims | employee						59
Number of claims pending | claim						4
Damages sought						$ 68,000
Number of dismissed claims | claim			2		2
France | Wrongful Termination of Contract
Disclosure of other provisions [line items]
Litigation case, term of contract													20 years
France | Association Actionnaires d'Arcelor
Disclosure of other provisions [line items]
Damages sought	$ 282,000
France | Other legal claims
Disclosure of other provisions [line items]
Number of claims pending | claim								367	404
Losses on litigation settlements								$ 7,670	$ 6,400
Professional fees expense								270	250
Payments for settlements								7,400	$ 6,100
France | Other legal claims | Wrongful Termination of Contract Case, Possible Outcome One
Disclosure of other provisions [line items]
Damages sought											$ 156,000
France | Other legal claims | Wrongful Termination of Contract Case, Possible Outcome Two
Disclosure of other provisions [line items]
Damages sought											$ 165,000
France | Bottom of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought								35
France | Top of range | Other legal claims
Disclosure of other provisions [line items]
Damages sought								$ 745
Acindar Industria Argentina de Aceros S.A. | Other legal claims
Disclosure of other provisions [line items]
Number of claims | claim														39
Number of claims pending | claim								26
Number of claims pending within the Administrative Branch of Customs Office Authority | claim								8
Number of pending claims appealed | claim								18
Damages sought								$ 139,000